ASSET RETIREMENT OBLIGATIONS (Detail) - Schedule of Change in Asset Retirement Obligation (USD $)	3 Months Ended		6 Months Ended	12 Months Ended		102 Months Ended	105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Asset retirement obligation	$ 5,584	$ 5,147	$ 171,618	$ 5,147
Accretion Expense	76	127	243	513	243	756	832
Revisions to asset retirement obligation		(76)	(166,714)	(76)	(166,714)	(166,790)	(166,714)
Asset retirement obligation	$ 5,660		$ 5,147	$ 5,584	$ 5,147	$ 5,584	$ 5,660